Related parties (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Related Party Transaction [Line Items]
Other revenues	$ 447	$ 1,800
Due to related parties	221		264
Due from related parties, current	79		613
Due from related parties, non-current	50,073		0
[AltairTravelAgencySaMember]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,989	2,063
Due to related parties	208		192
[EquityMethodInvesteeMember] | [ManagementAgreementsMember]
Related Party Transaction [Line Items]
Monthly Management Fee Operating Vessels	15
Monthly Management Fee Laid Up Vessels	20
Revenue Commission Percentage	1.00%
Monthly Administrative Fee	10
Related Party Transaction, Date of expiration	Feb. 28, 2013
Other revenues	447	1,800
Due to related parties			613
[EquityMethodInvesteeMember] | [LoansReceivableMember]
Related Party Transaction [Line Items]
Related Party Transaction, Date of expiration	Aug. 20, 2017
Loan receivable from Diana Containerships Inc.	50,000
Margin over Libor from agreement with Diana Containerships Inc.	5.00%
Back End Fee	1.25%
Due from related parties, current	79
Due from related parties, non-current	50,073
Interest income from loan with Diana Containerships Inc.	375
[DianaEnterprisesIncMember]
Related Party Transaction [Line Items]
Annual Brokerage Fee		2,384
Monthly Brokerage Fee	208
Related Party Transaction, Amounts of Transaction	1,856	1,788
Due to related parties	$ 13		$ 0